Discontinued Operations (Summary Of Income From Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Revenues									$ 399.9	$ 438.2	$ 243.5
Operating expenses									412.6	406.9	258.7
Operating (loss) income before income taxes									(12.7)	31.3	(15.2)
Other income (expense)									0.3	1.3	0.2
Income tax benefit									(10.6)	1.0	(8.6)
Gain on disposal of discontinued operations, net									(1.1)	(16.5)	1.8
DISCONTINUED OPERATIONS, NET	$ (36.5)	$ (9.5)	$ 16.2	$ 5.7	$ (1.1)	$ (3.2)	$ 16.5	$ 4.9	$ (24.1)	$ 17.1	$ (21.8)